Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pear Tree Funds
Entity Central Index Key	0000722885
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Pear Tree Polaris Small Cap Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Small Cap Fund
Class Name	Ordinary Shares
Trading Symbol	USBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1‑800‑326‑2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 70	1.33%*
*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 93,508,878
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	19.00%	[2]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$93,508,878
Number of Holdings	55
Portfolio Turnover	19%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.8
Industrials	18.6
Information Technology	10.8
Consumer Discretionary	9.3
Real Estate	8.4
Health Care	6.9
Materials	6.2
Consumer Staples	4.3
Energy	4.2
Utilities	2.4
Cash and Other Assets (Net)	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

CVR Energy, Inc.	2.6
Laureate Education, Inc.	2.5
Perdoceo Education Corporation	2.5
MKS Instruments, Inc.	2.4
Ingles Markets Inc.	2.4
Black Hills Corporation	2.4
EVERTEC Inc.	2.3
ePlus, Inc.	2.3
South Plains Financial, Inc.	2.3
Netstreit Corporation	2.3

Pear Tree Polaris Small Cap Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	QBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1‑800‑326‑2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 50	0.96%*
*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[3]
Net Assets	$ 93,508,878
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	19.00%	[4]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$93,508,878
Number of Holdings	55
Portfolio Turnover	19%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.8
Industrials	18.6
Information Technology	10.8
Consumer Discretionary	9.3
Real Estate	8.4
Health Care	6.9
Materials	6.2
Consumer Staples	4.3
Energy	4.2
Utilities	2.4
Cash and Other Assets (Net)	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

CVR Energy, Inc.	2.6
Laureate Education, Inc.	2.5
Perdoceo Education Corporation	2.5
MKS Instruments, Inc.	2.4
Ingles Markets Inc.	2.4
Black Hills Corporation	2.4
EVERTEC Inc.	2.3
ePlus, Inc.	2.3
South Plains Financial, Inc.	2.3
Netstreit Corporation	2.3

Pear Tree Polaris Small Cap Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Small Cap Fund
Class Name	R6 Shares
Trading Symbol	QBNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1‑800‑326‑2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 49	0.93%*
*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[5]
Net Assets	$ 93,508,878
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	19.00%	[6]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$93,508,878
Number of Holdings	55
Portfolio Turnover	19%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.8
Industrials	18.6
Information Technology	10.8
Consumer Discretionary	9.3
Real Estate	8.4
Health Care	6.9
Materials	6.2
Consumer Staples	4.3
Energy	4.2
Utilities	2.4
Cash and Other Assets (Net)	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

CVR Energy, Inc.	2.6
Laureate Education, Inc.	2.5
Perdoceo Education Corporation	2.5
MKS Instruments, Inc.	2.4
Ingles Markets Inc.	2.4
Black Hills Corporation	2.4
EVERTEC Inc.	2.3
ePlus, Inc.	2.3
South Plains Financial, Inc.	2.3
Netstreit Corporation	2.3

Pear Tree Quality Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Quality Fund
Class Name	Ordinary Shares
Trading Symbol	USBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 59	1.11%*
*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[7]
Net Assets	$ 333,257,652
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	25.00%	[8]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$333,257,652
Number of Holdings	44
Portfolio Turnover	25%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	44.9
Health Care	21.5
Communication Services	9.4
Consumer Discretionary	8.6
Consumer Staples	7.5
Financials	5.0
Industrials	2.3
Cash and Other Assets (Net)	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	8.0
Oracle Corporation	5.0
Meta Platforms, Inc.	4.8
Alphabet, Inc. Class A	4.6
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4
Apple, Inc.	3.9
Lam Research Corporation	3.4
Johnson & Johnson	3.2
Abbott Laboratories	3.0
Thermo Fisher Scientific, Inc.	2.7

Pear Tree Quality Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Quality Fund
Class Name	Institutional Shares
Trading Symbol	QGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 39	0.74%*
*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[9]
Net Assets	$ 333,257,652
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	25.00%	[10]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$333,257,652
Number of Holdings	44
Portfolio Turnover	25%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	44.9
Health Care	21.5
Communication Services	9.4
Consumer Discretionary	8.6
Consumer Staples	7.5
Financials	5.0
Industrials	2.3
Cash and Other Assets (Net)	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	8.0
Oracle Corporation	5.0
Meta Platforms, Inc.	4.8
Alphabet, Inc. Class A	4.6
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4
Apple, Inc.	3.9
Lam Research Corporation	3.4
Johnson & Johnson	3.2
Abbott Laboratories	3.0
Thermo Fisher Scientific, Inc.	2.7

Pear Tree Quality Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Quality Fund
Class Name	R6 Shares
Trading Symbol	QGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 34	0.63%*
*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%	[11]
Net Assets	$ 333,257,652
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	25.00%	[12]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS
Total Net Assets	$333,257,652
Number of Holdings	44
Portfolio Turnover	25%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	44.9
Health Care	21.5
Communication Services	9.4
Consumer Discretionary	8.6
Consumer Staples	7.5
Financials	5.0
Industrials	2.3
Cash and Other Assets (Net)	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	8.0
Oracle Corporation	5.0
Meta Platforms, Inc.	4.8
Alphabet, Inc. Class A	4.6
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4
Apple, Inc.	3.9
Lam Research Corporation	3.4
Johnson & Johnson	3.2
Abbott Laboratories	3.0
Thermo Fisher Scientific, Inc.	2.7

Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Essex Environmental Opportunities Fund
Class Name	Ordinary Shares
Trading Symbol	EEOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 72	1.23%*
*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.23%	[13]
Net Assets	$ 27,739,633
Holdings Count | Holdings	34
Investment Company, Portfolio Turnover	22.00%	[14]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$27,739,633
Number of Holdings	34
Portfolio Turnover	22%**
**	Not Annualized

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) COUNTRY ALLOCATION (% of Fund’s net assets)
United States	65.4
Japan	9.5
Germany	9.0
Switzerland	3.7
Ireland	3.5
Israel	1.8
China	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

First Solar, Inc.	5.2
Infineon Technologies AG	4.7
Primoris Services Corporation	4.7
Kion Group AG	4.3
Valmont Industries, Inc.	3.8
Trimble Navigation Limited	3.7
NextEra Energy, Inc.	3.7
Cognex Corporation	3.7
Landis+Gyr Group AG	3.7
Kingspan Group plc	3.5

Pear Tree Essex Environmental Opportunities Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Essex Environmental Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	GEOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 58	0.99%*
*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.99%	[15]
Net Assets	$ 27,739,633
Holdings Count | Holdings	34
Investment Company, Portfolio Turnover	22.00%	[16]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$27,739,633
Number of Holdings	34
Portfolio Turnover	22%**
**	Not Annualized

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) COUNTRY ALLOCATION (% of Fund’s net assets)
United States	65.4
Japan	9.5
Germany	9.0
Switzerland	3.7
Ireland	3.5
Israel	1.8
China	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

First Solar, Inc.	5.2
Infineon Technologies AG	4.7
Primoris Services Corporation	4.7
Kion Group AG	4.3
Valmont Industries, Inc.	3.8
Trimble Navigation Limited	3.7
NextEra Energy, Inc.	3.7
Cognex Corporation	3.7
Landis+Gyr Group AG	3.7
Kingspan Group plc	3.5

Pear Tree Essex Environmental Opportunities Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Essex Environmental Opportunities Fund
Class Name	R6 Shares
Trading Symbol	GEORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 55	0.94%*
*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.94%	[17]
Net Assets	$ 27,739,633
Holdings Count | Holdings	34
Investment Company, Portfolio Turnover	22.00%	[18]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$27,739,633
Number of Holdings	34
Portfolio Turnover	22%**
**	Not Annualized

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) COUNTRY ALLOCATION (% of Fund’s net assets)
United States	65.4
Japan	9.5
Germany	9.0
Switzerland	3.7
Ireland	3.5
Israel	1.8
China	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

First Solar, Inc.	5.2
Infineon Technologies AG	4.7
Primoris Services Corporation	4.7
Kion Group AG	4.3
Valmont Industries, Inc.	3.8
Trimble Navigation Limited	3.7
NextEra Energy, Inc.	3.7
Cognex Corporation	3.7
Landis+Gyr Group AG	3.7
Kingspan Group plc	3.5

Pear Tree Polaris Foreign Value Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Fund
Class Name	Ordinary Shares
Trading Symbol	QFVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 82	1.50%* **
*	Annualized
**	The percentage would have been 1.45% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.50%	[19],[20]
Net Assets	$ 1,655,579,402
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	16.00%	[21]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$1,655,579,402
Number of Holdings	60
Portfolio Turnover	16%***
***	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.7
South Korea	11.3
France	10.6
Germany	8.6
United Kingdom	8.6
Norway	5.4
Switzerland	5.0
Canada	4.6
Ireland	4.3
Sweden	4.0
Spain	3.1
Italy	2.5
Puerto Rico	2.4
China	2.4
Netherlands	2.1
Singapore	1.9
Belgium	1.1
Chile	1.0
Taiwan	0.4
Russia	<0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Barry Callebaut AG	3.0
Samsung Electronics Company Limited	2.6
Teleperformance SE	2.5
Shinhan Financial Group Co., Limited	2.4
Popular, Inc.	2.4
Marubeni Corporation	2.4
SK Hynix, Inc.	2.4
Vipshop Holdings Limited	2.4
Mitsubishi UFJ Financial Group, Inc.	2.2
International Consolidated Airlines Group S.A.	2.2

Pear Tree Polaris Foreign Value Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Fund
Class Name	Institutional Shares
Trading Symbol	QFVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 61	1.11%* **
*	Annualized
**	The percentage would have been 1.08% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.11%	[22],[23]
Net Assets	$ 1,655,579,402
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	16.00%	[24]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$1,655,579,402
Number of Holdings	60
Portfolio Turnover	16%***
***	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.7
South Korea	11.3
France	10.6
Germany	8.6
United Kingdom	8.6
Norway	5.4
Switzerland	5.0
Canada	4.6
Ireland	4.3
Sweden	4.0
Spain	3.1
Italy	2.5
Puerto Rico	2.4
China	2.4
Netherlands	2.1
Singapore	1.9
Belgium	1.1
Chile	1.0
Taiwan	0.4
Russia	<0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Barry Callebaut AG	3.0
Samsung Electronics Company Limited	2.6
Teleperformance SE	2.5
Shinhan Financial Group Co., Limited	2.4
Popular, Inc.	2.4
Marubeni Corporation	2.4
SK Hynix, Inc.	2.4
Vipshop Holdings Limited	2.4
Mitsubishi UFJ Financial Group, Inc.	2.2
International Consolidated Airlines Group S.A.	2.2

Pear Tree Polaris Foreign Value Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Fund
Class Name	R6 Shares
Trading Symbol	QFVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 54	0.99%* **
*	Annualized
**	The percentage would have been 0.94% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[25],[26]
Net Assets	$ 1,655,579,402
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	16.00%	[27]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$1,655,579,402
Number of Holdings	60
Portfolio Turnover	16%***
***	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.7
South Korea	11.3
France	10.6
Germany	8.6
United Kingdom	8.6
Norway	5.4
Switzerland	5.0
Canada	4.6
Ireland	4.3
Sweden	4.0
Spain	3.1
Italy	2.5
Puerto Rico	2.4
China	2.4
Netherlands	2.1
Singapore	1.9
Belgium	1.1
Chile	1.0
Taiwan	0.4
Russia	<0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Barry Callebaut AG	3.0
Samsung Electronics Company Limited	2.6
Teleperformance SE	2.5
Shinhan Financial Group Co., Limited	2.4
Popular, Inc.	2.4
Marubeni Corporation	2.4
SK Hynix, Inc.	2.4
Vipshop Holdings Limited	2.4
Mitsubishi UFJ Financial Group, Inc.	2.2
International Consolidated Airlines Group S.A.	2.2

Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Small Cap Fund
Class Name	Ordinary Shares
Trading Symbol	QUSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 82	1.47%* **
*	Annualized
**	The percentage would have been 1.44% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.47%	[28],[29]
Net Assets	$ 717,287,963
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	8.00%	[30]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$717,287,963
Number of Holdings	54
Portfolio Turnover	8%***
***	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	13.1
United Kingdom	12.4
Japan	11.9
Thailand	7.4
Canada	5.7
Norway	5.5
Germany	4.1
South Korea	3.8
Brazil	3.7
Hong Kong	3.7
Taiwan	3.4
Sweden	3.2
Belgium	3.0
China	2.7
Ireland	2.7
Italy	2.2
Denmark	2.1
Netherlands	2.0
Singapore	1.3
Portugal	1.2
India	0.9
Spain	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	3.7
Computacenter plc	3.4
EQB Inc.	3.2
D'Ieteren S.A.	3.0
Sixt SE	2.9
TISCO Financial Group	2.9
Thanachart Capital PCL	2.9
Glanbia plc	2.7
goeasy Ltd.	2.5
Rubis	2.5

Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	QUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 61	1.10%* **
*	Annualized
**	The percentage would have been 1.07% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.10%	[31],[32]
Net Assets	$ 717,287,963
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	8.00%	[33]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$717,287,963
Number of Holdings	54
Portfolio Turnover	8%***
***	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	13.1
United Kingdom	12.4
Japan	11.9
Thailand	7.4
Canada	5.7
Norway	5.5
Germany	4.1
South Korea	3.8
Brazil	3.7
Hong Kong	3.7
Taiwan	3.4
Sweden	3.2
Belgium	3.0
China	2.7
Ireland	2.7
Italy	2.2
Denmark	2.1
Netherlands	2.0
Singapore	1.3
Portugal	1.2
India	0.9
Spain	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	3.7
Computacenter plc	3.4
EQB Inc.	3.2
D'Ieteren S.A.	3.0
Sixt SE	2.9
TISCO Financial Group	2.9
Thanachart Capital PCL	2.9
Glanbia plc	2.7
goeasy Ltd.	2.5
Rubis	2.5

Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris Foreign Value Small Cap Fund
Class Name	R6 Shares
Trading Symbol	QUSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 59	1.07%* **
*	Annualized
**	The percentage would have been 1.03% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%	[34],[35]
Net Assets	$ 717,287,963
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	8.00%	[36]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$717,287,963
Number of Holdings	54
Portfolio Turnover	8%***
***	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	13.1
United Kingdom	12.4
Japan	11.9
Thailand	7.4
Canada	5.7
Norway	5.5
Germany	4.1
South Korea	3.8
Brazil	3.7
Hong Kong	3.7
Taiwan	3.4
Sweden	3.2
Belgium	3.0
China	2.7
Ireland	2.7
Italy	2.2
Denmark	2.1
Netherlands	2.0
Singapore	1.3
Portugal	1.2
India	0.9
Spain	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	3.7
Computacenter plc	3.4
EQB Inc.	3.2
D'Ieteren S.A.	3.0
Sixt SE	2.9
TISCO Financial Group	2.9
Thanachart Capital PCL	2.9
Glanbia plc	2.7
goeasy Ltd.	2.5
Rubis	2.5

Pear Tree Polaris International Opportunities Fund (Ordinary Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris International Opportunities Fund
Class Name	Ordinary Shares
Trading Symbol	QISOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 75	1.39%*
*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.39%	[37]
Net Assets	$ 69,967,951
Holdings Count | Holdings	59
Investment Company, Portfolio Turnover	10.00%	[38]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$69,967,951
Number of Holdings	59
Portfolio Turnover	10%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

China	9.8
France	9.0
Canada	8.6
Taiwan	8.4
Japan	7.1
United Kingdom	5.8
Italy	5.6
Switzerland	4.9
Belgium	3.7
Australia	3.4
Germany	3.3
Norway	3.2
Brazil	3.1
Thailand	2.8
Hong Kong	2.7
South Africa	2.7
Mexico	2.1
Singapore	2.1
Malaysia	1.9
Indonesia	1.8
Peru	1.4
India	1.3
South Korea	1.3
United States	0.7
Portugal	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	4.7
Alibaba Group Holding Ltd.	4.1
Cranswick plc	4.1
ALSO Holding AG	3.4
Sparebanken Norge	3.2
Equatorial Energia S.A.	3.1
Neurones S.A.	2.9
Chailease Holding Co., Ltd.	2.9
D'Ieteren S.A.	2.9
Yageo Corporation	2.7

Pear Tree Polaris International Opportunities Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris International Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	QISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 53	0.98%*
*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%	[39]
Net Assets	$ 69,967,951
Holdings Count | Holdings	59
Investment Company, Portfolio Turnover	10.00%	[40]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$69,967,951
Number of Holdings	59
Portfolio Turnover	10%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

China	9.8
France	9.0
Canada	8.6
Taiwan	8.4
Japan	7.1
United Kingdom	5.8
Italy	5.6
Switzerland	4.9
Belgium	3.7
Australia	3.4
Germany	3.3
Norway	3.2
Brazil	3.1
Thailand	2.8
Hong Kong	2.7
South Africa	2.7
Mexico	2.1
Singapore	2.1
Malaysia	1.9
Indonesia	1.8
Peru	1.4
India	1.3
South Korea	1.3
United States	0.7
Portugal	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	4.7
Alibaba Group Holding Ltd.	4.1
Cranswick plc	4.1
ALSO Holding AG	3.4
Sparebanken Norge	3.2
Equatorial Energia S.A.	3.1
Neurones S.A.	2.9
Chailease Holding Co., Ltd.	2.9
D'Ieteren S.A.	2.9
Yageo Corporation	2.7

Pear Tree Polaris International Opportunities Fund (R6 Shares)
Shareholder Report [Line Items]
Fund Name	Pear Tree Polaris International Opportunities Fund
Class Name	R6 Shares
Trading Symbol	QISRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.
Additional Information Phone Number	1-800-326-2151
Additional Information Email	info@peartreefunds.com
Additional Information Website	www.peartreefunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 52	0.95%*
*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[41]
Net Assets	$ 69,967,951
Holdings Count | Holdings	59
Investment Company, Portfolio Turnover	10.00%	[42]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025) KEY FACTS

Total Net Assets	$69,967,951
Number of Holdings	59
Portfolio Turnover	10%**
**	Not Annualized

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

China	9.8
France	9.0
Canada	8.6
Taiwan	8.4
Japan	7.1
United Kingdom	5.8
Italy	5.6
Switzerland	4.9
Belgium	3.7
Australia	3.4
Germany	3.3
Norway	3.2
Brazil	3.1
Thailand	2.8
Hong Kong	2.7
South Africa	2.7
Mexico	2.1
Singapore	2.1
Malaysia	1.9
Indonesia	1.8
Peru	1.4
India	1.3
South Korea	1.3
United States	0.7
Portugal	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	4.7
Alibaba Group Holding Ltd.	4.1
Cranswick plc	4.1
ALSO Holding AG	3.4
Sparebanken Norge	3.2
Equatorial Energia S.A.	3.1
Neurones S.A.	2.9
Chailease Holding Co., Ltd.	2.9
D'Ieteren S.A.	2.9
Yageo Corporation	2.7

[1]	Annualized
[2]	Not Annualized
[3]	Annualized
[4]	Not Annualized
[5]	Annualized
[6]	Not Annualized
[7]	Annualized
[8]	Not Annualized
[9]	Annualized
[10]	Not Annualized
[11]	Annualized
[12]	Not Annualized
[13]	Annualized
[14]	Not Annualized
[15]	Annualized
[16]	Not Annualized
[17]	Annualized
[18]	Not Annualized
[19]	The percentage would have been 1.45% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.
[20]	Annualized
[21]	Not Annualized
[22]	The percentage would have been 1.08% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.
[23]	Annualized
[24]	Not Annualized
[25]	The percentage would have been 0.94% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.
[26]	Annualized
[27]	Not Annualized
[28]	The percentage would have been 1.44% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.
[29]	Annualized
[30]	Not Annualized
[31]	The percentage would have been 1.07% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.
[32]	Annualized
[33]	Not Annualized
[34]	The percentage would have been 1.03% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.
[35]	Annualized
[36]	Not Annualized
[37]	Annualized
[38]	Not Annualized
[39]	Annualized
[40]	Not Annualized
[41]	Annualized
[42]	Not Annualized